Minimum Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Minimum Lease Commitments [Abstract]
Approximate Minimum Annual Gross Rental Payments And Gross Rental Income

	Payments	Income
2012	$4,189	$2,454
2013	3,989	2,157
2014	3,313	1,694
2015	2,933	1,541
2016	2,927	1,043
2017 and thereafter	9,011	1,513
Total minimum future amounts	$26,362	$10,402